COMMON SHARES - Stock Options Assumptions Used (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Weighted average fair value (in Canadian dollars per share)	$ 7.88
Expected life (years)	5 years 1 month 6 days
Interest rate	2.90%
Volatility	24.00%
Dividend yield	6.30%